Per share amounts (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Disclosure of Detailed Information about Net Loss Basic and Diluted

	Year ended December 31
	2025	2024
Net income (loss)	$35.2	$(202.6)

Disclosure of Detailed Information about Weighted Average Number of Shares Per Share

The weighted average number of shares used to calculate per share amounts was as follows:

	Year ended December 31
Average shares outstanding (millions)	2025	2024
Basic	69.4	76.0
Dilutive impact (1)	2.4	-
Diluted	71.8	76.0

(1)
Includes impact of stock options, RSUs and PSUs.